Financial income and expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial income
Interest on marketable securities		R$ 5,507	R$ 4,341	R$ 15,383
Interest on receivable	[1]	622	10,462	4,878
Monetary variations			160	619
Foreign exchange variation		17,110	12,058	11,166
Gain on remeasurement of receivables from sale of farms		172,999	39,337	15,818
Realized profit from derivative transactions		55,611	16,861	19,576
Unrealized profit from derivative transactions		58,689	46,104	42,650
Total		310,538	129,323	110,090
Financial expenses
Marketable securities charges		(294)	(1,372)	(2,565)
Bank charges		(1,334)	(685)	(1,080)
Interest accrued	[2]	(18,171)	(28,768)	(8,963)
Monetary variation			(346)	(541)
Foreign exchange variation		(17,724)	(11,792)	(10,917)
Loss on remeasurement of receivables from sale of farms		(161,476)	(26,616)	(7,789)
Realized loss from derivative financial transactions		(35,453)	(23,968)	(3,654)
Unrealized loss from derivative financial transactions		(63,164)	(44,332)	(41,137)
Total		(297,616)	(137,879)	(76,646)
Financial income (expense), net		R$ 12,922	R$ (8,556)	R$ 33,444

[1]	Mainly represented by financial income obtained from renegotiation of the Nova Buriti farm, in the amount of R$9,273, according to Note 13.
[2]	The amount of R$16,563 refers to the waiver of 100% of the interest on agreements entered into with Cresca, see Note 1.1.